RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Equity Method Investments
Amounts attributable to equity method investees are as follows:

(In millions)	2024	2023	2022
Sales to equity method investees included in Product sales	$2,956	$2,920	$2,845
Purchases from equity method investees included in Cost of products sold	$237	$214	$331

The Company had receivables from and payables to equity method investees as follows:

(In millions)	2024	2023
Receivables from equity method investees included in Accounts receivable, net	$363	$231
Payables to equity method investees included in Accounts payable	$32	$44
Summarized unaudited financial information for equity method investments is as follows:

(In millions)	2024	2023
Current assets	$12,823	$11,432
Non-current assets	2,396	1,834
Total assets	15,219	13,266

Current liabilities	(11,053)	(9,296)
Non-current liabilities	(210)	(190)
Total liabilities	(11,263)	(9,486)
Total net equity of investees	$3,956	$3,780

(In millions)	2024	2023	2022
Net sales	$17,567	$16,180	$11,524
Gross profit	$3,063	$2,862	$2,274
Income from continuing operations	$700	$655	$757
Net earnings (loss)	$700	$655	$757